Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 10, 2011	Dec. 31, 2010	Dec. 31, 2011 Series A senior notes [Member]	Dec. 31, 2010 Series A senior notes [Member]	Jun. 22, 2007 Series A senior notes [Member]	Dec. 31, 2011 Series B senior notes [Member]	Dec. 31, 2010 Series B senior notes [Member]	Jun. 22, 2007 Series B senior notes [Member]	Dec. 31, 2011 Secured term loan maturing January 2014 [Member]	Dec. 31, 2010 Secured term loan maturing January 2014 [Member]	Dec. 31, 2010 Secured term loan maturing August 2011 [Member]	Dec. 31, 2010 Secured term loan maturing May 2011 [Member]
Summary of borrowings of long term debt
Mortgage loans, effective interest rates ranging from 4.26% to 7.28%, maturing at various dates through June 2021	$ 432,023		$ 319,096
Exchangeable senior notes, net of discounts, effective interest rate of 5.84%, maturing December 2011			29,936
Senior notes	75,000		75,000	37,500	37,500	37,500	37,500	37,500	37,500
Secured term loans	30,000	50,000	110,000							30,000	40,000	20,000	50,000
Unsecured term loan, effective interest rates ranging from LIBOR plus 2.15% to LIBOR plus 2.30%, with staggered maturity dates ranging from July 2016 to July 2018	225,000
Unsecured revolving credit facility, effective interest rate of LIBOR plus 3.00%, maturing January 2015	183,000		191,000
Long-term Debt, Total	$ 945,023		$ 725,032